INCOME TAXES - Income tax paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax paid
Income tax paid	$ 8.3	$ 18.1
Withholding taxes
Income tax paid
Income tax paid	$ 0.1	$ 0.1